Basis of Presentation and General Information (Predecessor) (Details)	Jan. 19, 2022 shares
Basis of Presentation [Abstract]
Share capital (in shares)	500
United Maritime Predecessor [Member]
Basis of Presentation [Abstract]
Share capital (in shares)	500